                              PROSPECTUS SUPPLEMENT DATED JAN. 2, 2007*

PRODUCT NAME                                                    PROSPECTUS FORM #           DATE
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
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES          S-6419 J                1/2/07

ON PAGE 12 OF THE PROSPECTUS, THE PREAMBLE UNDER THE HEADING "ANNUAL OPERATING EXPENSES OF THE FUNDS" IS REPLACED WITH THE FOLLOWING:

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

The footnotes following the second table on pages 13-14 of the prospectus entitled "Total annual operating expenses for each fund" are modified as follows:

Footnote (2) is replaced with the following:

(2) As a result of a reorganization of another Fund into the Fund, which occurred on May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series II Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.

Footnote (3) is deleted.

Footnote (14) is deleted.

Footnote (21) is replaced with the following:

(21) Management fees include the impact of a performance incentive adjustment that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.04% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 0.04% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.07% for RiverSource(SM) Variable Portfolio - Select Value Fund, 0.05% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund and 0.02% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment that increased the management fee by 0.09% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.004% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.02% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund and 0.03% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund.

Footnote (22) is deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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S-6419-12 A (1/07)

* Destroy: May 1, 2007.